Share Capital - Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2025 alternative_energy_credit $ / shares
$10.01 to $20.00 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	650,755
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	503,992
Weighted average remaining contractual life of outstanding share options	2 years 5 months 4 days
$10.01 to $20.00 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 10.01
$10.01 to $20.00 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 20.00
$20.01 to $30.00 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	412,064
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	134,097
Weighted average remaining contractual life of outstanding share options	3 years 11 months 1 day
$20.01 to $30.00 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 20.01
$20.01 to $30.00 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 30.00
30.01 to 34.58 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	277,744
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	19,464
Weighted average remaining contractual life of outstanding share options	4 years 11 months 8 days
30.01 to 34.58 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 30.01
30.01 to 34.58 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 34.58
$22.41 CAD ($16.35 USD)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	1,340,563
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	657,553
Weighted average remaining contractual life of outstanding share options	3 years 4 months 28 days
$22.41 CAD ($16.35 USD) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 22.41
$22.41 CAD ($16.35 USD) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 16.35